Fees Summary	Oct. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 502,437,990.18
Previously Paid Amount	0.00
Total Fee Amount	69,386.69
Total Offset Amount	0.00
Net Fee	$ 69,386.69